Related Party Transactions (Details Narrative) - AUD ($)		12 Months Ended
	Jun. 01, 2013	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	May 09, 2017	Jun. 06, 2016	Dec. 01, 2015
Disclosure of transactions between related parties [line items]
Rental expense		$ 38,917	$ 46,082	$ 25,501
Wattle Laboratories Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental expense
Short-term Funding Agreements [Member]
Disclosure of transactions between related parties [line items]
Warehousing, distribution and invoicing services	$ 70,000
share issued price per share (in dollars per share)	$ 0.16
Short-term Funding Agreements [Member] | Grandlodge Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Principal amount					$ 500,000	$ 750,000	$ 1,000,000
Interest rate					15.00%	15.00%	13.00%
Interest expense			57,000	31,000
Loan fees				35,000
Short-term Funding Agreements [Member] | Wattle Laboratories Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Rental expense			$ 39,525	$ 38,940
Lease term		3 years
Additional lease term		3 years
Short-term loan arrangement [Member] | Great Accommodation Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Principal amount		$ 500,000
Interest rate		15.00%
Establishment fee		$ 15,000
Loan maturity date		Feb. 12, 2018